ADVANCED SERIES TRUST

AST DeAM Small-Cap Value Portfolio

AST DeAM Large-Cap Value Portfolio

Supplement Dated July 23, 2008

Prospectus and SAI Dated May 1, 2008

Deutsche Investment Management Americas (“DIMA”) recently announced that Jin Chen, Portfolio Manager, has been replaced by James Francis. To reflect this, the Prospectus and SAI will be changed as follows:

The Section of the Prospectus entitled “How the Fund is Managed – Portfolio Managers-AST DeAM Small Cap Value Portfolio/AST DeAM Large-Cap Value Portfolio” is hereby deleted and replaced with the following:

Robert Wang, Julie Abbett and James Francis, CFA, are the portfolio managers for the Portfolios. Mr. Wang, a Managing Director of DIMA, joined DIMA in 1995 and serves as Head of Quantitative Strategies Portfolio Management: New York. Ms. Abbett, a Director of DIMA, joined DIMA in 2000 and is a senior portfolio manager for Active Quantitative Equity: New York. Ms. Abbett has served as a portfolio manager of the Portfolios since July 2002. Mr. Francis joined DeAM on June 2, 2008 after 20 years of experience as a senior quantitative global equity portfolio manager at State Street Global Advisors, and most recently at Northern Trust Global Investments. Mr. Francis has served as a portfolio manager for the Portfolios since June 2008.

The tables entitled “AST DeAM Small-Cap Value Portfolio” and “AST Large-Cap Value Portfolio” in the SAI under the heading “Portfolio Managers: Other Accounts” are hereby deleted and replaced with the following:

AST DeAM Large-Cap Value Portfolio
Subadvisor	Portfolio Managers	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Ownership of Fund Securities
Deutsche Investment Management Americas, Inc.	Julie Abbett	23 Registered investment companies with $11.2 billion in total assets under management	4 other pooled investment vehicles with $110 million in total assets under management	7 other account with $587.4 million in total assets under management	None
	Robert Wang	39 Registered investment companies with $16.6 billion in total assets under management	22 other pooled investment vehicles with $669.3 in total assets under management 2 other pooled investment vehicles with $291.8 million in total assets under management	43 other accounts with $8.307 billion in total assets under managements 3 other accounts with $168.7 million in total assets under management	None
	James Francis*	N/A	N/A	N/A	N/A

* Mr. Francis joined Deutsche Investment Management Americas Inc. in June 2008

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AST DeAM Small-Cap Value Portfolio
Subadvisor	Portfolio Managers	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Ownership of Fund Securities
Deutsche Investment Management Americas, Inc.	Julie Abbett	23 Registered investment companies with $11.2 billion in total assets under management	4 other pooled investment vehicles with $110 million in total assets under management	7 other account with $587.4 million in total assets under management	None
	Robert Wang	39 Registered investment companies with $16.6 billion in total assets under management	22 other pooled investment vehicles with $669.3 in total assets under management 2 other pooled investment vehicles with $291.8 million in total assets under management	43 other accounts with $8.307 billion in total assets under managements 3 other accounts with $168.7 million in total assets under management	None
	James Francis	N/A	N/A	N/A	N/A

* Mr. Francis joined Deutsche Investment Management Americas Inc. in June 2008

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